Cover Page	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-15102
Entity Registrant Name	EMBRAER S.A.
Entity Incorporation, State or Country Code	D5
Entity Address, Address Line One	Avenida Dra. Ruth Cardoso,
Entity Address, Address Line Two	8,501, 30th floor (part),
Entity Address, City or Town	Pinheiros, São Paulo, SP,
Entity Address, Postal Zip Code	05425-070
Entity Address, Country	BR
Title of 12(b) Security	Common shares, without par value
Trading Symbol	EMBJ
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	722,766,139
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2025
Entity Central Index Key	0001355444
Document Fiscal Period Focus	FY
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Avenida Dra. Ruth Cardoso,
Entity Address, Address Line Two	8,501, 30th floor (part),
Entity Address, City or Town	Pinheiros, São Paulo, SP,
Entity Address, Postal Zip Code	05425-070
Entity Address, Country	BR
Contact Personnel Name	Antonio Carlos Garcia
City Area Code	(55)
Local Phone Number	11 3040 6874
Contact Personnel Email Address	investor.relations@embraer.com.br